Related party transactions and balance (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 02, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Lease expenses		¥ 16,677	¥ 41,377	¥ 42,600
Other Liabilities, Current		23,821	27,313		$ 3,455
Beijing Hengpengzhixin Automobile Sales Co Ltd [Member]
Related Party Transaction [Line Items]
Disposed investment carrying value	¥ 300
Consideration for disposal of equity investments without readily determinable fair values	¥ 300
Shanghai Three Drivers Culture Media Co Limited | Outsourcing service agreements
Related Party Transaction [Line Items]
Prepayment balance		248	348
Related Party [Member] | Shanghai Three Drivers Culture Media Co Limited | Outsourcing service agreements
Related Party Transaction [Line Items]
Lease expenses		1,526	2,721	¥ 1,598
Related Party [Member] | Shanghai Three Drivers Culture Media Co Limited | Promotion Service Agreements
Related Party Transaction [Line Items]
Lease expenses		1,415
Mr. Wei Wen
Related Party Transaction [Line Items]
Amount given to related party		13,569
Proceeds from related party debt		13,699
Mr. Wei Wen | Related Party [Member]
Related Party Transaction [Line Items]
Other Liabilities, Current		¥ 130	¥ 0